CURRENT AND DEFERRED TAXES (Details) - Schedule of income before tax from the chilean legal tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Before Tax From The Chilean Legal Tax Rate Abstract
Tax expense using the legal rate	$ (363,434)	$ 1,102,736	$ 1,378,547
Tax expense using the legal rate, percentage	(27.00%)	(27.00%)	(27.00%)
Tax effect by change in tax rate	$ 9,016
Tax effect by change in tax rate, percentage	0.67%
Tax effect of rates in other jurisdictions	$ 20,398	$ 54,775	$ 58,268
Tax effect of rates in other jurisdictions, percentage	1.52%	(1.34%)	(1.14%)
Tax effect of non-taxable operating revenues	$ 1,201,618	$ 9,444	$ 19,529
Tax effect of non-taxable operating revenues, percentage	89.27%	(0.23%)	(0.38%)
Tax effect of disallowable expenses	$ (33,855)	$ (30,928)	$ (40,528)
Tax effect of disallowable expenses, percentage	(2.52%)	0.76%	0.79%
Derecognition of deferred tax liabilities for early termination of aircraft financing	$ 90,823	$ 205,458	$ 294,969
Derecognition of deferred tax liabilities for early termination of aircraft financing, percentage	6.75%	(5.03%)	(5.78%)
Tax effect for goodwill impairment losses			$ (453,681)
Tax effect for goodwill impairment losses, percentage			8.89%
Derecognition of deferred tax assets not recoverable	$ (6,173)	$ (1,251,912)	$ (237,637)
Derecognition of deferred tax assets not recoverable, percentage	(0.46%)	30.65%	4.65%
Deferred tax asset not recognized	$ (990,095)	$ (667,702)	$ (414,741)
Deferred tax asset not recognized, percentage	(73.56%)	16.35%	8.12%
Other increases (decreases)	$ 62,788	$ 9,194	$ (54,538)
Other increases (decreases), percentage	4.66%	(0.23%)	1.07%
Total adjustments to tax expense using the legal rate	$ 354,520	$ (1,671,671)	$ (828,359)
Total adjustments to tax expense using the legal rate, percentage	26.33%	40.93%	16.22%
Income tax benefit/(expense) using the effective rate	$ (8,914)	$ (568,935)	$ 550,188
Income tax benefit/(expense) using the effective rate, percentage	(0.67%)	13.93%	(10.78%)